ELECTRIC POWER CONCESSIONS AND AUTHORIZATIONS - Electric Energy Transmission Concession (Details)	Dec. 31, 2020 km
Basic Network Transmission
Public service electric power concessions [line items]
Electric power transmission lines	9,253
Basic Network Transmission One [Member]
Public service electric power concessions [line items]
Electric power transmission lines	20,056
Basic Network Transmission Two [Member]
Public service electric power concessions [line items]
Electric power transmission lines	19,156
Basic Network Transmission Three [Member]
Public service electric power concessions [line items]
Electric power transmission lines	9,464
SPE Interligao Eltrica do Madeira (Lote D) [Member]
Public service electric power concessions [line items]
Electric power transmission lines	2,385
LT Coletora Porto Velho / Araraquara II, at 600 KV
Public service electric power concessions [line items]
Electric power transmission lines	2,375
LT Xingu/Estreito e Estaes Conversoras [Member]
Public service electric power concessions [line items]
Electric power transmission lines	2,092
SPE Belo Monte Transmissora
Public service electric power concessions [line items]
Electric power transmission lines	2,076
LT Jauru Porto Velho
Public service electric power concessions [line items]
Electric power transmission lines	979
SPE Paranaba Transmissora
Public service electric power concessions [line items]
Electric power transmission lines	953
SPE Mata de Sta. Genebra Transmissora
Public service electric power concessions [line items]
Electric power transmission lines	887
LT Nova Santa Rita - Camaqua 3; Lt Camaqua 3 - Quinta; LT Salto Santiago - Ita; LT Ita - Nova Santa Rita
Public service electric power concessions [line items]
Electric power transmission lines	785
LT Lechuga/Equador/Boa Vista e subestaes associadas [Member]
Public service electric power concessions [line items]
Electric power transmission lines	715
SPE Transenergia Renovavel
Public service electric power concessions [line items]
Electric power transmission lines	708
LT Ibiuna - Bateias
Public service electric power concessions [line items]
Electric power transmission lines	664
LT Teresina II - Sobral - Fortaleza
Public service electric power concessions [line items]
Electric power transmission lines	546
LT 2 Porto Velho - Abuna - Rio Branco - C2
Public service electric power concessions [line items]
Electric power transmission lines	488
SPE Gois Transmisso
Public service electric power concessions [line items]
Electric power transmission lines	479
LT Nova Santa Rita - Povo Novo; LT Povo Novo - Marmeleiro; LT Marmeleiro - Santa Vitoria do Palmar, Seccionamento da LT Camaqua 3
Public service electric power concessions [line items]
Electric power transmission lines	468
LT Salto Santiago - Ivaipora - Cascavel Oeste
Public service electric power concessions [line items]
Electric power transmission lines	372
LT Campos Novos - Blumenau C2
Public service electric power concessions [line items]
Electric power transmission lines	359
SPE Triangulo Mineiro Transmissora
Public service electric power concessions [line items]
Electric power transmission lines	298
SPE MGE Transmissao S.A.
Public service electric power concessions [line items]
Electric power transmission lines	267
LT Campos Novos (SC) - Nova Santa Rita (RS) and Modules in SE Nova Santa Rita and SE Campos Novos
Public service electric power concessions [line items]
Electric power transmission lines	257
LT Simplcio - Rocha Leo
Public service electric power concessions [line items]
Electric power transmission lines	238
LT Presidente Medice - Santa Cruz
Public service electric power concessions [line items]
Electric power transmission lines	237
LT Santo Angelo- Macambara; Lt Pinhalzinho-Foz do Chapeco; LT Pinhalzinho-Foz do Chapeco
Public service electric power concessions [line items]
Electric power transmission lines	235
SE Foz do Chapeco
Public service electric power concessions [line items]
Electric power transmission lines	231
LT Luis Gonzaga - Garanhuns, at 500 kV
Public service electric power concessions [line items]
Electric power transmission lines	218
LT Garanhuns - Pau Ferro, at 500 kV [Member]
Public service electric power concessions [line items]
Electric power transmission lines	209
LT Milagres - Taua
Public service electric power concessions [line items]
Electric power transmission lines	208
LT Garanhuns II - Campina Grande III, at 500 KV
Public service electric power concessions [line items]
Electric power transmission lines	194
LT Ceara-Mirim II - Campina Grande III
Public service electric power concessions [line items]
Electric power transmission lines	192
SPE Transenergia Goias
Public service electric power concessions [line items]
Electric power transmission lines	187
LT Picos - Taua II - 230 kv, C1
Public service electric power concessions [line items]
Electric power transmission lines	183
LT Bom Despacho 3 - Ouro Preto 2
Public service electric power concessions [line items]
Electric power transmission lines	180
SPE Vale do So Bartolomeu
Public service electric power concessions [line items]
Electric power transmission lines	163
LT Eunpolis - Teixeira de Freitas II
Public service electric power concessions [line items]
Electric power transmission lines	145
LT Eunapolis - Teixeira de Freitas II - 2
Public service electric power concessions [line items]
Electric power transmission lines	145
LT Paraso - Au II
Public service electric power concessions [line items]
Electric power transmission lines	133
LT Paraiso - Acu II - 2
Public service electric power concessions [line items]
Electric power transmission lines	123
LT Mlagres - Coremas
Public service electric power concessions [line items]
Electric power transmission lines	120
LT Bom Jesus da Lapa II - Igapora II
Public service electric power concessions [line items]
Electric power transmission lines	115
LT Russas - Banabuiu
Public service electric power concessions [line items]
Electric power transmission lines	112
LT Nossa Senhora do Socorro - Penedo
Public service electric power concessions [line items]
Electric power transmission lines	110
SPE Madeira Energia [Member]
Public service electric power concessions [line items]
Electric power transmission lines	95
LT Ribeiro Gonalves - SE Balsas, SE Ribeiro Gonalves and SE Balsas
Public service electric power concessions [line items]
Electric power transmission lines	95
LT Mascarenhas - Linhares
Public service electric power concessions [line items]
Electric power transmission lines	95
LT Ibicoara - Brumado
Public service electric power concessions [line items]
Electric power transmission lines	95
LT Acarau II- Sobral III
Public service electric power concessions [line items]
Electric power transmission lines	91
LT Campos - Macae 3
Public service electric power concessions [line items]
Electric power transmission lines	90
LT Pau Ferro - Santa Rita II
Public service electric power concessions [line items]
Electric power transmission lines	85
LT Batalha - Paracatu
Public service electric power concessions [line items]
Electric power transmission lines	85
LT C. Mirim II - Joao Camara II
Public service electric power concessions [line items]
Electric power transmission lines	75
LT Tijuco Preto - Itapeti - Nordeste
Public service electric power concessions [line items]
Electric power transmission lines	71
LT Manso - Nobres 138kV
Public service electric power concessions [line items]
Electric power transmission lines	70
SPE Lago Azul Transmissora
Public service electric power concessions [line items]
Electric power transmission lines	69
LT Acu II - Mossoro II
Public service electric power concessions [line items]
Electric power transmission lines	69
SPE Brasil Ventos Energia
Public service electric power concessions [line items]
Electric power transmission lines	69
LT Casa Nova II - Sobradinho - C1
Public service electric power concessions [line items]
Electric power transmission lines	67
LT Manso - Nobres 230kV
Public service electric power concessions [line items]
Electric power transmission lines	66
SPE Serra do Facao Energia S.A. -1
Public service electric power concessions [line items]
Electric power transmission lines	66
LT Paraiso - Lagoa Nova II
Public service electric power concessions [line items]
Electric power transmission lines	65
LT Morro do Chapeu II - Irece
Public service electric power concessions [line items]
Electric power transmission lines	64
LT Ceara-Mirim II - Touros - 230 kV
Public service electric power concessions [line items]
Electric power transmission lines	62
LT Ceara-Mirim II- Joao Camara III
Public service electric power concessions [line items]
Electric power transmission lines	64
LT Candiota/Melo and LT Presidente Medici
Public service electric power concessions [line items]
Electric power transmission lines	60
LT Xavantes-Pirineus
Public service electric power concessions [line items]
Electric power transmission lines	50
LT Igapora III - Pindai II
Public service electric power concessions [line items]
Electric power transmission lines	50
LT Teresina II - Teresina III
Public service electric power concessions [line items]
Electric power transmission lines	46
SPE Retiro Baixo Energetica S.A. -1
Public service electric power concessions [line items]
Electric power transmission lines	45
LT Pirapama II - Suape II
Public service electric power concessions [line items]
Electric power transmission lines	42
SPE Empresa de Energia Sao Manoel
Public service electric power concessions [line items]
Electric power transmission lines	40
LT Messias - Maceio II - 230 kV -3
Public service electric power concessions [line items]
Electric power transmission lines	39
LT Pinhalzinho-Foz do Chapec
Public service electric power concessions [line items]
Electric power transmission lines	37
LT Mossoro II - Mossoro IV - 230 kV
Public service electric power concessions [line items]
Electric power transmission lines	36
LT Sao Luiz II - Sao Luiz III
Public service electric power concessions [line items]
Electric power transmission lines	36
LT Sao Luis 2 - Sao Luis 3 SE Sao Luis 3
Public service electric power concessions [line items]
Electric power transmission lines	36
LT Monte Claro - Garibaldi (RS) and modules in SE Garibaldi and SE Monte Claro
Public service electric power concessions [line items]
Electric power transmission lines	33
LT Lechuga - Jorge Teixeira; SE Lechuga
Public service electric power concessions [line items]
Electric power transmission lines	30
LT Jorge Teixeira - SE Lec huga -ex-Cariri
Public service electric power concessions [line items]
Electric power transmission lines	30
LT Anta - Simplcio
Public service electric power concessions [line items]
Electric power transmission lines	26
LT Collector Porto Velho - Porto Velho; SE Porto Velho Collector; 2 Back-to-Back AC / DC / AC Converter Stations
Public service electric power concessions [line items]
Electric power transmission lines	22
SPE Enerpeixe
Public service electric power concessions [line items]
Electric power transmission lines	20
LT Extremoz II - C. Mirim - 230 kv, C1
Public service electric power concessions [line items]
Electric power transmission lines	19
LT Ceara- Mirim II - Extremoz II, at 230 kV
Public service electric power concessions [line items]
Electric power transmission lines	19
SPE Teles Pires Participacoes S.A. -1
Public service electric power concessions [line items]
Electric power transmission lines	19
LT Garanhuns - Angelim I, at 230 kV
Public service electric power concessions [line items]
Electric power transmission lines	13
1 Frequency Converter and 132 kV Transmission Lines
Public service electric power concessions [line items]
Electric power transmission lines	13
LT Igapora II - Igapora III - 230 KV, C1, C2
Public service electric power concessions [line items]
Electric power transmission lines	11
LT Paulo Afonso III - Zebu II - 230 kv, C1, C2
Public service electric power concessions [line items]
Electric power transmission lines	11
LT Campina Grande III - Campina Grande II, at 230 kV
Public service electric power concessions [line items]
Electric power transmission lines	10
LT Suape III - Suape II - 230 kv, C1, C2
Public service electric power concessions [line items]
Electric power transmission lines	7
SPE Chapecoense Gerao
Public service electric power concessions [line items]
Electric power transmission lines	6
Rewrap of LT Cascavel Oeste - Guara
Public service electric power concessions [line items]
Electric power transmission lines	3
SPE Baguari Energia
Public service electric power concessions [line items]
Electric power transmission lines	3
Sectioning of the LT Londrina - Maring
Public service electric power concessions [line items]
Electric power transmission lines	1
LT Jardim - Nossa Senhora do Socorro
Public service electric power concessions [line items]
Electric power transmission lines	1